UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31,1999

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management, Inc.
Address: 1220 Market Building
	 Suite 804
         Wilmington, DE  19801

13F File Number:  82-3152

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Whalen
Title: Senior Vice President
Phone: 302-429-8436
Signature, Place, and Date of Signing:

  Robert T. Whalen  Wilmington, Delaware  April 20. 1999

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 77

Form 13 F Information Table Value Total: 203,544

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D A T & T Corp                   COM              001957109      335     4202 SH       SOLE                   4202
D Airtouch Communications Inc    COM              00949T100      228     2357 SH       SOLE                   2357
D AllState Corp                  COM              020002101    11242   303319 SH       SOLE                 303319
D American Home Products         COM              026609107     9742   149300 SH       SOLE                 149300
D American International Group   COM              026874107      330     2732 SH       SOLE                   2732
D Archstone Communities Trust    COM              039581103      902    44800 SH       SOLE                  44800
D Atlantic Richfield             COM              048825103     5104    69800 SH       SOLE                  69800
D BEC Energy                     COM              05538M101     7535   205040 SH       SOLE                 205040
D BP Amoco PLC - Spons ADR       COM              055622104      730     7228 SH       SOLE                   7228
D Bell Atlantic Corp             COM              077853109    10298   199242 SH       SOLE                 199242
D Bristol-Myers Squibb Co        COM              110122108     7851   122435 SH       SOLE                 122435
D Burlington Northern   Santa Fe COM              12189T104     8100   246385 SH       SOLE                 246385
D Cigna Corp                     COM              125509109     3472    41420 SH       SOLE                  41420
D Cisco Systems Inc              COM              17275R102      253     2307 SH       SOLE                   2307
D Coca-Cola Co                   COM              191216100      258     4209 SH       SOLE                   4209
D ConAgra                        COM              205887102      350    13650 SH       SOLE                  13650
D Data General Corp              COM              237688106      103    10200 SH       SOLE                  10200
D Dell Computer Corp             COM              247025109      353     8640 SH       SOLE                   8640
D Dominion Resources, Inc. - VA  COM              257470104     1662    45000 SH       SOLE                  45000
D Duke Realty Investments Inc    COM              264411505      459    21350 SH       SOLE                  21350
D Emerson Electric Co            COM              291011104      246     4650 SH       SOLE                   4650
D Exxon                          COM              302290101     1187    16816 SH       SOLE                  16816
D Fannie Mae                     COM              313586109      278     4015 SH       SOLE                   4015
D Florida East Coast Inds        COM              340632108      617    20600 SH       SOLE                  20600
D General Electric               COM              369604103     3967    35858 SH       SOLE                  35858
D Genzyme Corp - Genl Division   COM              372917104    13094   259610 SH       SOLE                 259610
D HRPT Properties Trust          COM              40426W101     7339   543597 SH       SOLE                 543597
D Halliburton Co                 COM              406216101     9488   246450 SH       SOLE                 246450
D Hewlett Packard Co             COM              428236103     3608    53200 SH       SOLE                  53200
D Home Depot, Inc                COM              437076102      506     8124 SH       SOLE                   8124
D Hospitality Properties Trust   COM              44106M102      484    17900 SH       SOLE                  17900
D Household Intl                 COM              441815107     1358    29760 SH       SOLE                  29760
D International Business Machine COM              459200101      724     4086 SH       SOLE                   4086
D Johnson & Johnson              COM              478160104      298     3182 SH       SOLE                   3182
D Kerr-McGee Corp                COM              492386107     1839    56056 SH       SOLE                  48031
D Key Production Company Inc     COM              493138101       71    10000 SH       SOLE                  10000
D KeySpan Energy Corporation     COM              49337K106     1925    76600 SH       SOLE                  76600
D Keystone Financial, Inc.       COM              493482103      214     6621 SH       SOLE                   6621
D Kmart                          COM              482584109      854    50800 SH       SOLE                  50800
D Lucent Technologies            COM              549463107      308     2848 SH       SOLE                   2848
D MCI Worldcom Inc               COM              55268B106      254     2870 SH       SOLE                   2870
D McClatchy Company - Class A    COM              579489105      671    20000 SH       SOLE                  20000
D Merck & Co                     COM              589331107     2859    35686 SH       SOLE                  35686
D Microsoft Corp                 COM              594918104     1002    11180 SH       SOLE                  11180
D Minnesota Power Inc.           COM              604110106      355    18000 SH       SOLE                  18000
D Modis Professional Services    COM              607830106      163    18000 SH       SOLE                  18000
D Nationwide Health Pptys Inc    COM              638620104      190    10000 SH       SOLE                  10000
D Nevada Power Co                COM              641423108     1459    58950 SH       SOLE                  58950
D New Plan Excel Realty Trust    COM              648053106     7979   415850 SH       SOLE                 415850
D Pepsico Inc                    COM              713448108      317     8100 SH       SOLE                   8100
D Pfizer Inc                     COM              717081103      650     4687 SH       SOLE                   4687
D Philip Morris Companies Inc    COM              718154107     4103   116595 SH       SOLE                 116595
D Procter & Gamble               COM              742718109      582     5944 SH       SOLE                   5944
D Public Service Enterprise Grou COM              744573106    11537   302110 SH       SOLE                 302110
D Raytheon Company Class B       COM              755111408      237     4039 SH       SOLE                   4039
D Reliant Energy Inc             COM              75952J108     2111    81000 SH       SOLE                  81000
D Royal Dutch Petroleum NY GLDR  COM              780257804      385     7400 SH       SOLE                   7400
D SBC Communications Inc         COM              78387G103      302     6394 SH       SOLE                   6394
D Safeway Inc                    COM              786514208      205     4000 SH       SOLE                   4000
D Sara Lee Corp                  COM              803111103      286    11550 SH       SOLE                  11550
D Schering-Plough                COM              806605101     1085    19630 SH       SOLE                  19630
D Sierra Health Services         COM              826322109     4569   351450 SH       SOLE                 351450
D Sovereign Bancorp Inc          COM              845905108     1035    84516 SH       SOLE                  84516
D Staples Inc                    COM              855030102      329    10000 SH       SOLE                  10000
D Sun Microsystems Inc           COM              866810104      438     3500 SH       SOLE                   3500
D Sunoco Inc.                    COM              86764P109    11228   311353 SH       SOLE                 295793
D U S West Inc                   COM              91273H101     6864   124650 SH       SOLE                 124650
D Ultramar Diamond Shamrock      COM              904000106     1362    63000 SH       SOLE                  63000
D Union Pacific Corp             COM              907818108     8291   155150 SH       SOLE                 155150
D Viacom Inc-Class A             COM              925524100      208     2500 SH       SOLE                   2500
D Vulcan Materials Co            COM              929160109      207     5000 SH       SOLE                   5000
D WEBS- Japan Index Series       COM              92923H889      676    58800 SH       SOLE                  58800
D West Pharmaceutical Services I COM              955306105      300     9425 SH       SOLE                   9425
D Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501     1580    41300 SH       SOLE                  41300
D Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     7835   129500 SH       SOLE                 129500
D Laboratory Corp 8.50% Cv Prf S PFD CV           50540R201     4179    86175 SH       SOLE                  86175
D UTS GSIFI                                                        119538.0000000SH    SOLE          19538.0000000
S REPORT SUMMARY                 77 DATA RECORDS              203544            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED